SCHEDULE OF ALLOWANCE FOR INVENTORY OBSOLESCENCE (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Receivables [Abstract]
Balance at beginning of fiscal year	$ 108,055	$ 85,058	$ 85,058
Provision for estimated obsolescence	1,012,433	448,484	635,137	1,095,068
Write-offs and recoveries			(612,140)	(1,010,010)
Balance at end of fiscal year	$ 742,311	$ 388,431	$ 108,055	$ 85,058